Preferred Stock (Schedule Of Aggregate Liquidation Preference Of Preferred Stock Issued And Outstanding) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Preferred Stock [Member]
Class of Stock [Line Items]
Aggregate amount of liquidation preference, Outstanding at end of fiscal year	¥ 390,001	¥ 390,001	¥ 640,001
Aggregate amount of liquidation preference, Net change during the fiscal year		(250,000)
Preferred Stock, Class 3 [Member]
Class of Stock [Line Items]
Aggregate amount of liquidation preference, Outstanding at end of fiscal year			250,000
Aggregate amount of liquidation preference, Net change during the fiscal year		(250,000)
Preferred Stock, Class 5 [Member]
Class of Stock [Line Items]
Aggregate amount of liquidation preference, Outstanding at end of fiscal year	390,000	390,000	390,000
Aggregate amount of liquidation preference, Net change during the fiscal year
Preferred Stock, Class 11 [Member]
Class of Stock [Line Items]
Aggregate amount of liquidation preference, Outstanding at end of fiscal year	1	1	1
Aggregate amount of liquidation preference, Net change during the fiscal year